UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Li Y. Kao
Title:	Portfolio Administrator
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Li Y. Kao   		Beverly Hills, CA	November 11, 2003

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	71
Form 13F Information Table Value Total:	150,039

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      368    17658 SH       SOLE                     9408     8250
Abbott Laboratories            COM              002824100      583    13700 SH       SOLE                     3500    10200
Alleghany Corp                 COM              017175100      317     1621 SH       SOLE                      257     1364
Altria Group Inc               COM              718154107     5722   130650 SH       SOLE                    50200    80450
American Intl Group            COM              026874107     1546    26791 SH       SOLE                    17412     9379
Anheuser Busch Cos Inc         COM              035229103      511    10350 SH       SOLE                       50    10300
Archer-Daniels -Midland Corp   COM              039483102      133    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104      524    12442 SH       SOLE                    11942      500
Bank One Corp                  COM              06423A103      791    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      813    32000 SH       SOLE                    28000     4000
Berkshire Hathaway Cl B        COM              084670207      664      266 SH       SOLE                      266
Boeing Co                      COM              097023105      247     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      261     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2327    90684 SH       SOLE                    90000      684
Cheung Kong Holding            COM              166744201      240    30000 SH       SOLE                    30000
ChevronTexaco                  COM                            4241    59351 SH       SOLE                    53433     5918
CitiGroup Inc.                 COM              13218P105     3230    70982 SH       SOLE                    35782    35200
Coca Cola Enterprises          COM              191219104     1715    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    47461  1104770 SH       SOLE                    30576  1074194
Cypress Biosciences            COM              232674101      709    92308 SH       SOLE                             92308
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     5684   155310 SH       SOLE                   116316    38994
Fannie Mae                     COM              313586109     1781    25370 SH       SOLE                    16070     9300
Federated Department Stores In COM              31410H101      929    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      273     9075 SH       SOLE                              9075
FleetBoston Financial Corp.    COM              338915101     1214    40251 SH       SOLE                    38897     1354
Ford Motor Cp DE NEW           COM              345370100      110    10227 SH       SOLE                    10027      200
Freddie Mac - Voting Common    COM              313400301     8386   160190 SH       SOLE                   136374    23816
Freeport McMoran Copper & Gold COM              35671D857      607    18340 SH       SOLE                    18340
General Electric               COM              369604103     7006   235035 SH       SOLE                   187983    47052
Gillette Company               COM              375766102      841    26300 SH       SOLE                    26300
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       42    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      244    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     2199    79950 SH       SOLE                    52350    27600
InterActiveCorp (formerly USA  COM              902984103      670    20200 SH       SOLE                    20200
International Business Machine COM              459200101     7535    85308 SH       SOLE                    63004    22304
J.P. Morgan Chase & Co.        COM                             748    21801 SH       SOLE                    21466      335
Johnson & Johnson              COM              478160104     1795    36244 SH       SOLE                    35214     1030
KeyCorp (New)                  COM              493267108      256    10000 SH       SOLE                    10000
Kimberly-Clark                 COM              494368103     2128    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            1034    24150 SH       SOLE                    24100       50
Loews Corp                     COM              540424108     4550   112700 SH       SOLE                    77984    34716
Marsh & McLennan Co. Inc.      COM              571748102      354     7430 SH       SOLE                     1030     6400
May Department Stores Comp     COM              577778103     4152   168576 SH       SOLE                   151303    17273
McDonald's Corp                COM              580135101      220     9340 SH       SOLE                     9040      300
Meadowbrook Golf Inc           COM              583195102       23   587050 SH       SOLE                   562050    25000
Medco Health Solutions Inc     COM              58405U102      449    17320 SH       SOLE                    15366     1953
Merck & Co.                    COM              589331107     7275   143720 SH       SOLE                   127520    16200
Nestle ADR                     COM                             276     4800 SH       SOLE                              4800
Oceanic Exploration            COM                               6    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      262    11686 SH       SOLE                    10017     1669
PepsiCo                        COM              713448108     1907    41600 SH       SOLE                    18500    23100
Pfizer, Inc.                   COM              717081103     3413   112350 SH       SOLE                    41100    71250
Procter & Gamble Co Com        COM              742718109     1005    10830 SH       SOLE                             10830
Public Storage                 COM              74460D109      548    13971 SH       SOLE                     1488    12483
Royal Dutch Petroleum NV ADR   COM              780257804     2511    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      315    14145 SH       SOLE                     7799     6346
SLM Corp (formerly USA Educati COM              78442A109      234     6000 SH       SOLE                              6000
Singapore Airlines             COM              870794302      612   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      278    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      232    40000 SH       SOLE                    40000
U.S. Bancorp (Formerly First B COM              902973106      446    18583 SH       SOLE                    18204      379
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     9491     1370
WalMart Stores                 COM              931142103      866    15500 SH       SOLE                     5100    10400
Washington Mutual              COM              939322103      381     9675 SH       SOLE                     9650       25
Zimmer Holdings Inc            COM                             465     8436 SH       SOLE                     8388       48
Corts Tr for Ford Mtr 8% Call                                  505    20000 SH       SOLE                             20000
News Corp Ltd ADR Voting Shs P                  652487802      558    20443 SH       SOLE                    19718      725
Ford Motor Tr II 6.5% Call 01/                  345395206     1356    31300 SH       SOLE                    19800    11500